Summary of Significant Accounting Policies - Summary of Basic and Diluted Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Basic Net (Loss) Income per share
Net (loss) income	$ (5,548)	$ (6,582)	$ 8,593	$ 19,081	$ (12,130)	$ 27,674	$ 14,211	$ (29,739)
Preferred stock extinguishment							0	15,529
Less: income allocated to participating securities	0		(8,312)		0	(26,642)	(14,045)	0
Net (loss) income attributable to common shareholders	$ (5,548)		$ 281		$ (12,130)	$ 1,032	$ 166	$ (14,210)
Weighted average common shares outstanding - basic	15,016,742		14,720,031		14,990,514	14,279,067	14,606,544	12,383,480
Net (loss) income per share - basic	$ (0.37)		$ 0.02		$ (0.81)	$ 0.07	$ 0.01	$ (1.15)
Diluted Net (Loss) Income per share
Net (loss) income	$ (5,548)	$ (6,582)	$ 8,593	$ 19,081	$ (12,130)	$ 27,674	$ 14,211	$ (29,739)
Preferred stock extinguishment							0	15,529
Less: income allocated to participating securities	0		(8,071)		0	(25,976)	(13,912)	0
Net (loss) income attributable to common shareholders	$ (5,548)		$ 522		$ (12,130)	$ 1,698	$ 299	$ (14,210)
Weighted average common shares outstanding - basic	15,016,742		14,720,031		14,990,514	14,279,067	14,606,544	12,383,480
Weighted average effect of dilutive stock options	0		13,836,636		0	9,985,024	12,884,852	0
Weighted average common shares outstanding - diluted	15,016,742		28,556,667		14,990,514	24,264,090	27,491,396	12,383,480
Net (loss) income per share - diluted	$ (0.37)		$ 0.02		$ (0.81)	$ 0.07	$ 0.01	$ (1.15)